GOODWILL AND OTHER INTANGIBLE ASSETS (Details - Patents) - D P T I Patents [Member] - USD ($)	Jun. 30, 2024	Dec. 31, 2023
Finite-Lived Intangible Assets [Line Items]
Patents	$ 904,269	$ 904,269
Less: accumulated amortization	(676,120)	(650,606)
Patents, net	$ 228,149	$ 253,663